Summary Prospectus June 20, 2011

MassMutual Select Funds

MassMutual RetireSMARTSM Moderate Fund

Ticker: Class S–MROSX, Class Y–MRMYX, Class L–MRMLX, Class A–MRMAX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.massmutual.com/funds. You can also get this information at no cost by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 41 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.08%	.12%	.20%	.20%
Acquired Fund Fees and Expenses(1)	.68%	.68%	.68%	.68%
Total Annual Fund Operating Expenses	.81%	.85%	.93%	1.18%
(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the first fiscal year of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$83	$259
Class Y	$87	$271
Class L	$95	$296
Class A	$688	$928

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds. In its periodic determination of the Fund’s asset allocation to Underlying Funds, MassMutual will attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or comparable unrated securities) of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s anticipated approximate allocation, as of June 20, 2011, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	55.7%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.6%
Select Fundamental Value (Wellington Management)	2.8%
Select Large Cap Value (Davis)	0.6%
Premier Value (OFI Institutional)	0.2%
Premier Disciplined Value (Babson Capital)	5.4%
Select Core Opportunities (Victory/The Boston Company)	1.1%
Select Blue Chip Growth (T. Rowe Price)	1.7%
Select Large Cap Growth (Rainier)	1.1%
Select Growth Opportunities (Sands Capital/DMC)	1.7%
Premier Disciplined Growth (Babson Capital)	5.7%
Select Focused Value (Harris)	1.5%
Select Mid-Cap Value (NFJ/Systematic)	3.3%
Premier Main Street Small/Mid Cap (OFI Institutional)	2.3%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.3%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.5%
Select Mid Cap Growth Equity (Wellington Management/Turner)	1.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.8%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.8%
Select Small Company Growth (The Boston Company/Eagle)	0.8%
Oppenheimer Real Estate (OFI)	3.6%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.2%
Premier International Equity (OFI Institutional)	2.4%
Premier Focused International (Baring)	0.9%
Premier Strategic Emerging Markets (Baring)	4.1%

Fixed Income & Short Term/Money Market Funds	40.4%
Premier Money Market (Babson Capital)	0.2%
Premier Short-Duration Bond (Babson Capital)	6.9%
Premier Inflation-Protected and Income (Babson Capital)	4.6%
Premier Core Bond (Babson Capital)	15.0%
Premier Diversified Bond (Babson Capital)	6.7%

Select PIMCO Total Return (PIMCO)	2.6%
Select Strategic Bond (Western Asset)	2.2%
Premier High Yield (Babson Capital)	0.6%
Premier International Bond (Baring)	1.6%

Other Funds	4.2%
Oppenheimer Commodity Strategy Total Return (OFI)	3.2%
Select Blackrock Global Allocation (BlackRock)	1.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, or to adjust various portfolio characteristics, including the duration of the Fund’s portfolio. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance

Class A Shares

Highest Quarter:	2Q ’09,	14.10%	Lowest Quarter:	4Q ’08,	-	15.18%

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Five Years	Ten Years
Class A	Return Before Taxes	6.71%	2.82%	2.80%

	Return After Taxes on Distributions	N/A	N/A	N/A

	Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A

Class S	Return Before Taxes	13.22%	4.04%	3.41%
Class Y	Return Before Taxes	13.22%	4.04%	3.41%
Class L	Return Before Taxes	13.22%	4.04%	3.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)		11.90%	3.91%	3.71%
Custom RetireSMART Moderate Index (reflects no deduction for fees, expenses or taxes)		12.69%	4.78%	4.64%

MANAGEMENT

Investment Adviser: Massachusetts Mutual Life Insurance Company

Portfolio Managers:

Bruce Picard Jr., CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Michael C. Eldredge, CFA is Vice President for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

Frederick Schulitz, CFA is an Investment Director for the MassMutual Retirement Services Investment Services Group at MassMutual. He has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone or internet (available to certain customers).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are an investor eligible for preferential tax treatment.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MassMutual or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.